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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2006
                                               -------------------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------
     This Amendment (Check only one.):  [ ]    is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Hocky Management Company, LLC
Address: 105 South Bedford Road, Suite 310
         Mount Kisco, New York  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                      Place                  Date of Signing:
          /S/ David Sachs            MT. KISCO NY             August 14, 2006
         ---------------------      -----------------        -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             27
                                               -------------

Form 13F Information Table Value Total:          $ 238,568
                                               -------------
                                                (thousands)


List of Other Included Managers:

None



                                        2

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
                                                         Market
Name Of issuer                    Title Of    Cusip      Value    Shares/   SH/   PUT/  Investment   Managers   Sole   Shared   None
                                   Class                 * 1000   Prn Amt   Prn   CALL  Discretion
***ABITIBI-CONSOLIDATED INC     COMMON STOCK  003924107    5480   2000000   SH             SOLE               1884000         116000
BAXTER INTERNATIONAL INC        COMMON STOCK  071813109   17112    465500   SH             SOLE                440500          25000
DST SYSTEMS INC-DEL             COMMON STOCK  233326107   18850    316800   SH             SOLE                298700          18100
DELL INC                        COMMON STOCK  24702R101    6713    275000   SH             SOLE                258700          16300
EMMIS COMMUNICATIONS CORP-CL A  COMMON STOCK  291525103    8106    518287   SH             SOLE                497500          20787
EXPEDIA INC DEL                 COMMON STOCK  30212P105     561     37503   SH             SOLE                 37503
FINISH LINE INC-CL A            COMMON STOCK  317923100    5582    471840   SH             SOLE                443800          28040
FLOWSERVE CORP                  COMMON STOCK  34354P105   15960    280500   SH             SOLE                265700          14800
***FOMENTO ECONOMICO MEXICANO   COMMON STOCK  344419106   12391    148000   SH             SOLE                140400           7600
HEXCEL CORP NEW                 COMMON STOCK  428291108    7033    447700   SH             SOLE                431000          16700
HILLENBRAND INDUSTRIES INC      COMMON STOCK  431573104    9361    193000   SH             SOLE                183000          10000
HOVNANIAN ENTERPRISES INC-CL A  COMMON STOCK  442487203    1805     60000   SH             SOLE                 56600           3400
IAC/INTERACTIVECORP             COMMON STOCK  44919P300     993     37503   SH             SOLE                 37503
INTERMUNE INC                   COMMON STOCK  45884X103    8117    493447   SH             SOLE                461500          31947
INTERNET CAP GROUP INC          COMMON STOCK  46059C205    2543    282600   SH             SOLE                264200          18400
KOPPERS HLDGS INC               COMMON STOCK  50060P106   16032    802000   SH             SOLE                757500          44500
KROGER CO                       COMMON STOCK  501044101    1924     88000   SH             SOLE                 88000
NALCO HOLDING COMPANY           COMMON STOCK  62985Q101   16706    947600   SH             SOLE                892200          55400
OREGON STEEL MILLS INC          COMMON STOCK  686079104    9554    188600   SH             SOLE                180200           8400
PALL CORP                       COMMON STOCK  696429307    7398    264200   SH             SOLE                249000          15200
PAXAR CORP                      COMMON STOCK  704227107     934     45400   SH             SOLE                 45400
READERS DIGEST ASSOCIATION INC  COMMON STOCK  755267101    6910    495000   SH             SOLE                465400          29600
REDWOOD TRUST INC               COMMON STOCK  758075402   11050    226300   SH             SOLE                213100          13200
***TYCO INTERNATIONAL LTD       COMMON STOCK  902124106   14330    521100   SH             SOLE                494300          26800
UNITED STATES STL CORP NEW      COMMON STOCK  912909108   16597    236700   SH             SOLE                224600          12100
VALASSIS COMMUNICATIONS INC     COMMON STOCK  918866104    6494    275300   SH             SOLE                260900          14400
VALSPAR CORP                    COMMON STOCK  920355104   10031    379800   SH             SOLE                357600          22200

                                                                                           No. of Other Managers    0
                                                         238568